UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

	Validea Market Legends ETF
	Schedule of Investments
	February 28, 2018 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 97.1%
	Accommodation and Food Services - 0.7%
12,773	Bojangles’, Inc. (a)	$167,326

	Administrative and Support and Waste Management and Remediation Services - 4.7%
8,621	Kelly Services, Inc.	254,233
2,367	ManpowerGroup, Inc.	280,395
4,029	On Assignment, Inc. (a)	308,984
10,221	Yirendai, Ltd. - ADR	387,069
		1,230,681
	Construction - 1.5%
3,219	LGI Homes, Inc.	182,163
8,158	Tutor Perini Corporation (a)	197,016
		379,179
	Finance and Insurance - 14.0%
6,346	Bank of New York Mellon Corporation	361,912
10,954	BBVA Banco Frances S.A. - ADR	257,200
8,716	BofI Holding, Inc. (a)	324,148
3,262	Federal Agricultural Mortgage Corporation	248,108
9,179	Grupo Supervielle S.A. - ADR	281,887
8,039	H&R Block, Inc.	203,628
4,747	HealthEquity, Inc. (a)	273,332
7,589	Moelis & Company	385,142
9,507	Old Republic International Corporation	190,425
4,801	Prudential plc - ADR	241,346
1,268	SVB Financial Group (a)	315,707
1,638	UnitedHealth Group, Inc.	370,450
4,052	Walker & Dunlop, Inc.	195,833
		3,649,118
	Information - 7.4%
20,579	Entercom Communications Corporation	203,732
24,028	Entravision Communications Corporation	154,981
1,883	Facebook, Inc. (a)	335,776
16,493	Mobile TeleSystems PJSC - ADR	197,256
8,219	MSG Networks, Inc. (a)	200,544
6,472	Nippon Telegraph & Telephone Corporation - ADR	301,919
7,606	TEGNA, Inc.	97,813
18,808	Turkcell Iletisim Hizmetleri AS - ADR	186,199
5,158	Verizon Communications, Inc.	246,243
		1,924,463
	Management of Companies and Enterprises - 0.8%
4,830	ServisFirst Bancshares, Inc.	193,973

	Manufacturing - 32.7%
4,306	Advanced Energy Industries, Inc. (a)	285,574
1,526	Arista Networks, Inc. (a)	411,623
43,002	AU Optronics Corporation - ADR	189,209
9,244	Axcelis Technologies, Inc. (a)	226,016
23,965	Callaway Golf Company	370,978
3,037	China Petroleum & Chemical Corporation - ADR	240,227
8,905	Concert Pharmaceuticals, Inc. (a)	194,841
6,131	Cooper Tire & Rubber Company	192,207
12,169	Corcept Therapeutics, Inc. (a)	184,847
7,224	Corning, Inc.	210,074
4,769	Cutera, Inc. (a)	214,843
3,677	Daqo New Energy Corporation - ADR (a)	180,688
4,077	Deluxe Corporation	289,467
7,972	Embraer SA - ADR	213,012
8,555	Finisar Corporation (a)	153,990
3,283	Gilead Sciences, Inc.	258,471
14,205	HP, Inc.	332,255
1,743	Inogen, Inc. (a)	210,589
3,262	InterDigital, Inc.	234,212
1,699	IPG Photonics Corporation (a)	417,342
4,705	Magna International, Inc.	258,634
5,369	Michael Kors Holdings, Ltd. (a)	337,871
4,229	Micron Technology, Inc. (a)	206,417
36,172	Oclaro, Inc. (a)	259,353
10,801	Rudolph Technologies, Inc. (a)	286,766
2,038	Sanderson Farms, Inc.	250,980
6,848	Sanmina Corporation (a)	188,662
6,113	Skechers U.S.A., Inc. (a)	250,144
13,264	Steelcase, Inc.	181,054
13,717	Super Micro Computer, Inc. (a)	248,278
1,967	United Therapeutics Corporation (a)	227,877
5,325	Universal Forest Products, Inc.	175,405
4,877	USANA Health Sciences, Inc. (a)	372,603
14,190	Verso Corporation (a)	248,893
		8,503,402
	Mining, Quarrying, and Oil and Gas Extraction - 4.8%
3,236	Arch Coal, Inc.	309,718
6,441	BHP Billiton plc - ADR	262,922
62,209	IAMGOLD Corporation (a)	327,219
24,937	Vale S.A. - ADR	342,385
		1,242,244
	Professional, Scientific, and Technical Services - 4.5%
4,963	CGI Group, Inc. (a)	289,541
14,703	Interpublic Group of Cos, Inc.	344,050
7,479	Kinsale Capital Group, Inc.	366,471
6,636	NetScout Systems, Inc. (a)	176,186
		1,176,248
	Real Estate and Rental and Leasing - 3.8%
9,802	AGNC Investment Corporation #	175,848
24,277	Annaly Capital Management, Inc. #	243,498
12,877	Chimera Investment Corporation #	215,819
11,030	New Residential Investment Corporation #	177,914
7,174	Park Hotels & Resorts, Inc. #	186,452
		999,531
	Retail Trade - 13.5%
10,553	Bed Bath & Beyond, Inc.	226,256
7,515	Caleres, Inc.	210,495
8,877	Dick’s Sporting Goods, Inc.	284,242
12,150	DSW, Inc.	238,261
6,053	Five Below, Inc. (a)	404,643
5,345	Foot Locker, Inc.	245,389
8,134	Genesco, Inc. (a)	319,666
8,648	Hibbett Sports, Inc. (a)	222,686
1,551	McKesson Corporation	231,456
4,002	Signet Jewelers, Ltd.	201,221
8,017	United Natural Foods, Inc. (a)	342,085
10,309	Urban Outfitters, Inc. (a)	363,805
6,221	Weis Markets, Inc.	231,857
		3,522,062
	Transportation and Warehousing - 2.5%
4,643	Delta Air Lines, Inc.	250,258
8,667	Marten Transport, Ltd.	187,641
5,761	Werner Enterprises, Inc.	214,597
		652,496
	Utilities - 1.3%
29,957	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	345,105

	Wholesale Trade - 4.9%
9,150	Gentherm, Inc. (a)	281,820
1,365	Huntington Ingalls Industries, Inc.	357,644
3,346	Paycom Software, Inc. (a)	330,986
9,164	Schnitzer Steel Industries, Inc.	311,576
		1,282,026
	TOTAL COMMON STOCKS (Cost $22,224,449)	25,267,854

	PREFERRED STOCKS - 2.4%
	Finance and Insurance - 1.2%
20,486	Itau Unibanco Holdings S.A.	318,967

	Information - 1.2%
18,777	Telefonica Brasil S.A.	294,236
	TOTAL PREFERRED STOCKS (Cost $503,721)	613,203

	RIGHT - 0.0%
3,881	Safeway PDC, LLC (a)^	–
	TOTAL RIGHTS (Cost $0)	–

	SHORT-TERM INVESTMENTS - 0.4%
103,113	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class - 1.29% *	103,113
	TOTAL SHORT-TERM INVESTMENTS (Cost $103,113)	103,113
	TOTAL INVESTMENTS (Cost $22,831,283) - 99.9%	25,984,170
	Other Assets in Excess of Liabilities - 0.1%	37,147
	NET ASSETS - 100.0%	$26,021,317

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security
ADR	American Depositary Receipt
#	Real Estate Investments Trust (“REIT”)
*	Rate shown is the annualized seven-day yield as of February 28, 2018.
^	Security is fair valued under supervison of the Board of Trustees and categorized as a Level 3 security.
	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especically sensitive to developments that significantly affect those sectors.

The cost basis of investments for federal income tax purposes at February 28, 2018 was as follows*:

Tax cost of investments	$22,831,283
Gross tax unrealized appreciation	3,872,603
Gross tax unrealized depreciation	(719,716)
Net tax unrealized appreciation	$3,152,887

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at February 28, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2018:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$25,267,854	$-	$-		$25,267,854
Preferred Stocks	613,203	-	-		613,203
Rights	-	-	-	*	-
Short-term Investments	103,113	-	-		103,113
Total Investments in Securities	$25,984,170	$-	$-		$25,984,170

^See Schedule of investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2018, the fund did not recognize any transfers to or from levels 1, 2, or 3.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of December 31, 2017	$-
Accrued discounts/premiums	$-
Realized gain (loss)	$3,440.00
Change in unrealized net depreciation	$-
Purchases	$-
(Sales)	$(3,440.00)
Transfer in/(out) of Level 3	$-
Balance as of March 31, 2018	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Validea Market Legends ETF	Fair Value as of 2/28/2018	Valuation Techniques	Unobservable Input		Input Value	Impact to Valuation
Rights	$0	Intrinsic Value	No Active Market		$0	N/A

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)       /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date          4/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date          4/27/2018

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date          4/27/2018

* Print the name and title of each signing officer under his or her signature.